As filed with the Securities and Exchange Commission on August 23, 2021

Securities Act File No. 333-256829

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 1 ☒

Forethought Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

10 West Market Street, Suite 2300, Indianapolis, IN 46204

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 877-355-1820

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

John O’Hanlon

Dechert LLP

One International Place, 40th Floor

Boston, MA 02110

617-728-7111 (phone)

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

This Post-Effective Amendment No. 1 is being filed for the purpose of filing an amendment to the Investment Advisory Agreement as Exhibit 6(a)(i), the final tax opinion as Exhibit 12 and Operating Expenses Limitation Agreements as Exhibits 13(c) and 13(d) to the Registration Statement on Form N-14. Parts A and B are incorporated herein by reference to the definitive Combined Information Statement/Prospectus, including the Letter to Contract Holders and Questions and Answers about the Combined Information Statement/Prospectus, and the definitive Statement of Additional Information filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on July 8, 2021 (Accession No. 0001104659-21-090254).

PART C

OTHER INFORMATION

Item 15. Indemnification.

Reference is made to Article VIII of the Registrant’s Amended and Restated Declaration of Trust, Section 8 of the Underwriting Agreement and Sections 4 and 5 of the Investment Advisory Agreement.  The Sub-Advisory Agreements also contain indemnification provisions.  The Registrant maintains directors and officers insurance that, subject to the terms, conditions and deductibles of the policy, covers trustees and officers of the Registrant while acting in their capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

(1)	(a)

Registrant’s Amended and Restated Agreement and Declaration of Trust previously filed on February 11, 2015 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 7, and hereby incorporated by reference.

(b) Registrant’s Certificate of Trust previously filed on July 9, 2013 in the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

(2)

By-Laws. Registrant’s Amended and Restated By-Laws previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(3)	Not applicable.

(4)

Form of Agreement and Plan of Reorganization previously filed on July 8, 2021 as Appendix A to the definitive Combined Information Statement/Prospectus filed pursuant to Rule 497(b) and hereby incorporated by reference.

(5)	None other than in the Amended and Restated Declaration of Trust and By-Laws of the Registrant.

(6)	(a)

Investment Advisory Agreement, by and between the Registrant and Global Atlantic Investment Advisors, LLC with respect to all series of the Registrant previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(i) Amendment No. 1 to Investment Advisory Agreement, by and between the Registrant and Global Atlantic Investment Advisors, LLC with respect to all series of the Registrant is filed herewith.

(b)

Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Milliman Financial Risk Management LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, and Global Atlantic Wellington Research Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s

Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(i)

First Amendment to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Milliman Financial Risk Management LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, and Global Atlantic Wellington Research Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(c)

Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Goldman Sachs Asset Management, L.P. for Global Atlantic Dynamic Trends Allocation Portfolio, Global Atlantic Goldman Sachs Core Fixed Income Portfolio, Global Atlantic Goldman Sachs Global Equity Insights Portfolio, Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(d)

Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Pacific Investment Management Company LLC for Global Atlantic PIMCO Tactical Allocation Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(e)

Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wellington Management Company LLP for Global Atlantic Wellington Research Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(i)

First Amendment to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wellington Management Company LLP for Global Atlantic Wellington Research Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(f)

Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Small Cap Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined U.S. Core Portfolio and Global Atlantic BlackRock High Yield Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(i)

Amendment No. 1 to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Small Cap Portfolio, Global Atlantic BlackRock Disciplined U.S. Core Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio and Global Atlantic BlackRock High Yield Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(g)

Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(7)

Underwriting Agreement between Forethought Variable Insurance Trust and Global Atlantic Distributors, LLC previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(8)	Not applicable.

(9)

Form of Custody Agreement by and between The Bank of New York Mellon and the Registrant previously filed on April 28, 2020 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 54, and hereby incorporated by reference.

(10)	(a)

Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1, as amended, previously filed on February 12, 2019 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 47, and hereby incorporated by reference.

(b) Rule 18f-3 Plan, as amended, previously filed on July 29, 2016 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(11)

Legal Opinion and Consent as to legality of the securities being registered, previously filed on June 4, 2021 in the Registrant’s Registration Statement on Form N-14, and hereby incorporated by reference.

(12)	Opinion and Consent of Dechert LLP as to tax matters is filed herewith.

(13)	(a)

Form of Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon previously filed on April 28, 2020 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 54, and hereby incorporated by reference.

(b)

Form of Transfer Agency and Shareholder Services Agreement by and between BNY Mellon Investment Servicing (US) Inc. and the Registrant previously filed on April 28, 2020 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 54, and hereby incorporated by reference.

(c)

Operating Expenses Limitation Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio is filed herewith.

(d)

Operating Expenses Limitation Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio is filed herewith.

(14)	Consent of Independent Registered Public Accounting Firm, previously filed on June 4, 2021 in the Registrant’s Registration Statement on Form N-14, and hereby incorporated by reference.

(15)	Not applicable.

(16)

Powers of Attorney for the Registrant, and a certificate with respect thereto, and each trustee and principal executive and financial officer, previously filed on June 4, 2021 in the Registrant’s Registration Statement on Form N-14, and hereby incorporated by reference.

(17)	(a)

Code of Ethics for the Registrant and Global Atlantic Investment Advisors, LLC previously filed on April 28, 2020 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 54, and hereby incorporated by reference.

(b)

Code of Ethics for Wellington Management Company LLP previously filed on February 7, 2018 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 38, and hereby incorporated by reference.

(c)

Code of Ethics for Milliman Financial Risk Management LLC previously filed on February 7, 2018 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 38, and hereby incorporated by reference.

(d)

Code of Ethics for Global Atlantic Distributors, LLC previously filed on February 12, 2019 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 47, and hereby incorporated by reference.

(e)

Code of Ethics for Goldman Sachs Asset Management, L.P. previously filed on February 11, 2015 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 7, and hereby incorporated by reference.

(f)

Code of Ethics for Pacific Investment Management Company LLC previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

	(g)	Code of Ethics for BlackRock Inc. previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(h)

Code of Ethics for Foreside Financial Group, LLC previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Indianapolis, State of Indiana on the 23rd day of August, 2021.

Forethought Variable Insurance Trust

By:	/s/ Eric D. Todd
Eric D. Todd, President

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date indicated.

Name	Title	Date

Robert M. Arena, Jr.*	Trustee	August 23, 2021
Robert M. Arena, Jr.

/s/ Eric D. Todd	President and Chief Executive Officer	August 23, 2021
Eric D. Todd

/s/ Trent Statczar	Treasurer and Principal Financial Officer	August 23, 2021
Trent Statczar

Joseph Breslin*	Trustee	August 23, 2021
Joseph Breslin

Mark Garbin*	Trustee	August 23, 2021
Mark Garbin

Mitchell E. Appel*	Trustee	August 23, 2021
Mitchell E. Appel

Barrie Ribet*	Trustee	August 23, 2021
Barrie Ribet

By:		Date:

	/s/ Eric D. Todd	August 23, 2021
Eric D. Todd, President
Attorney-in-Fact

* Pursuant to Powers of Attorney previously filed on June 4, 2021 in the Registrant’s Registration Statement on N-14 and hereby incorporated by reference.

EXHIBIT INDEX

Exhibit No.	Description
6(a)(i)	Amendment No. 1 to Investment Advisory Agreement, by and between the Registrant and Global Atlantic Investment Advisors, LLC with respect to all series of the Registrant

12	Opinion and Consent of Dechert LLP as to tax matters

13(c)

Operating Expenses Limitation Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio

13(d)

Operating Expenses Limitation Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio